INCOME TAX (Details 2) $ in Thousands	Dec. 31, 2022 USD ($)
Income Tax
2031	$ 404
2032	835
2033	498
2034	2,094
2035	2,944
2036	4,235
2037	1,092
2038	1,511
2039	1,457
2040	3,159
2041	7,657
2042	15,026
Non Capital Losses	$ 40,912